Note 11 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		23 Months Ended							0 Months Ended	1 Months Ended													3 Months Ended	1 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended													0 Months Ended			1 Months Ended			12 Months Ended				0 Months Ended			1 Months Ended	0 Months Ended
	Nov. 02, 2012	Feb. 17, 2011	Feb. 17, 2011	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 30, 2013	Feb. 15, 2013	Jan. 24, 2013	Oct. 18, 2012	Feb. 15, 2011	Dec. 31, 2010	Feb. 17, 2011 Series K Warrants [Member]	Mar. 30, 2012 Series K Warrants [Member]	Feb. 17, 2011 Series K Warrants [Member]	Dec. 31, 2011 Series K Warrants [Member]	Sep. 28, 2011 Series K Warrants [Member]	Aug. 16, 2011 Series K Warrants [Member]	Aug. 15, 2011 Series K Warrants [Member]	Aug. 30, 2013 Additional Financing [Member] Series B Preferred Stock [Member]	Oct. 18, 2012 Additional Financing [Member] Series B Preferred Stock [Member]	Aug. 30, 2013 Additional Financing [Member] Series C Preferred Stock [Member]	May 13, 2013 Additional Financing [Member] Series C Preferred Stock [Member]	Jan. 24, 2013 Additional Financing [Member] Series C Preferred Stock [Member]	Nov. 02, 2012 Additional Financing [Member] Series C Preferred Stock [Member]	Aug. 30, 2013 Additional Financing [Member] Series D Preferred Stock [Member]	Sep. 30, 2013 Securities Pledged as Collateral [Member] Series D Preferred Stock [Member]	Feb. 17, 2011 Equity Unit [Member]	Feb. 17, 2011 Series B Preferred Stock [Member] First Year [Member]	Sep. 30, 2013 Series B Preferred Stock [Member] First Year [Member]	Feb. 17, 2011 Series B Preferred Stock [Member] Second Year and Thereafter [Member]	Sep. 30, 2013 Series B Preferred Stock [Member] Second Year and Thereafter [Member]	Jan. 24, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member]	Aug. 30, 2013 Series B Preferred Stock [Member]	May 13, 2013 Series B Preferred Stock [Member]	Mar. 07, 2013 Series B Preferred Stock [Member]	Jan. 23, 2013 Series B Preferred Stock [Member]	Oct. 18, 2012 Series B Preferred Stock [Member]	Aug. 14, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 30, 2011 Series B Preferred Stock [Member]	Aug. 23, 2011 Series B Preferred Stock [Member]	Feb. 17, 2011 Series B Preferred Stock [Member]	Jan. 24, 2013 Series C Preferred Stock [Member] Original [Member]	May 13, 2013 Series C Preferred Stock [Member]	Nov. 02, 2012 Series C Preferred Stock [Member]	Oct. 18, 2012 Series C Preferred Stock [Member]	Aug. 30, 2013 Series C Preferred Stock [Member]	Jan. 24, 2013 Series C Preferred Stock [Member]	Oct. 18, 2012 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]	Mar. 07, 2013 Series C Preferred Stock [Member]	Jan. 23, 2013 Series C Preferred Stock [Member]	May 13, 2013 Series D Preferred Stock [Member]	Mar. 21, 2013 Series D Preferred Stock [Member]	Feb. 15, 2013 Series D Preferred Stock [Member]	Mar. 21, 2013 Series D Preferred Stock [Member]	Feb. 15, 2013 Series D Preferred Stock [Member]	Aug. 30, 2013 Series D Preferred Stock [Member]	May 13, 2013 Series D Preferred Stock [Member] Maximum [Member]	Feb. 15, 2013 Series D Preferred Stock [Member] Maximum [Member]	Nov. 02, 2012 Original [Member]
Note 11 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Number of Equity Units Sold During Period		4,000	4,000
Equity Units Sold During Period, Price Per Unit (in Dollars per share)		$ 900	$ 900
Number of Share of Preferred Stock Included in an Equity Unit Sold																															1
Convertible Preferred Stock, Shares Issued upon Conversion																							37,020,234		4,833,350				465,000		500																				4,375,000			1,500,000
Preferred Stock, Convertible, Conversion Price (in Dollars per share)																															$ 1.80					$ 0.05						$ 0.08		$ 0.25	$ 0.60	$ 0.60								$ 0.05					$ 0.08
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				3,398,045	3,398,045																										425
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				1.36	1.36		1.36	3.57	1.36						9.32		0.40		0.60	0.80	1.01	2.40									2.40
Period from which Warrants Become Exercisable																6 months		6 months													6 months
Term of Warrants																6 years		6 years													5 years
Proceeds from Issuance or Sale of Equity (in Dollars)		$ 3,600,000	$ 3,600,000
Payments of Stock Issuance Costs (in Dollars)		532,000	532,000		55,919	90,754	228,180	822,619
Number of Preferred Shares Converted					3,177				1,757
Stock Issued During Period, Shares, Conversion of Convertible Securities					43,430,415				1,152,601
Preferred Stock, Dividend Rate, Percentage																																4.00%	4.00%	8.00%	8.00%	4.00%	4.00%															8.00%			8.00%	8.00%								8.00%
Preferred Stock, Value, Issued (in Dollars)																																					741,171	265,362							751,223			1,000,000
Warrants and Rights Outstanding (in Dollars)		2,600,000	2,600,000														481,000
Fair Value Assumptions, Risk Free Interest Rate																1.40%	0.50%	1.40%
Fair Value Assumptions, Expected Term																4 years 36 days	3 years	4 years 36 days
Fair Value Assumptions, Expected Volatility Rate																103.20%	109.30%	103.20%
Redeemable Preferred Stock Dividends (in Dollars)	362,000		975,000	501,304	875,304		362,903	975,460																																										104,000	363,000		36,000	270,000
Preferred Stock, Convertible, Conversion Price Floor (in Dollars per share)																								$ 0.01																			$ 0.01				$ 0.10
Preferred Stock, Number of Shares Designated as Preferred Stock																																																				1,750			1,750		1,750
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																																					$ 0.001															$ 0.001			$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Stated Value (in Dollars per share)																																																				$ 1,000			$ 1,000		$ 1,000					$ 1,000		$ 1,000
Share Price (in Dollars per share)	$ 0.08											$ 0.05	$ 0.155																																						$ 0.08			$ 0.05			$ 0.155
Covenants, Maximum Indebtedness Amount (in Dollars)																																																				5,000,000			5,000,000
Security Purchase Agreement, Maximum Number of Shares Could Be Issued											1,000																																									1,245			1,245							1,000		1,000
Securities Purchase Agreement, Maximum Aggregate Proceeds from Issuance of Preferred Stock (in Dollars)																																																				1,245,000			1,245,000							1,000,000		1,000,000
Preferred Stock, Number of Shares Issued During Period																																																			350	750		75	750					583	167	150		150
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)																																																			350,000	750,000		75,000	750,000					175,000	100,000	150,000	100,000	150,000
Preferred Stock, Convertible, Shares Issued																																																			350			795
Convertible Preferred Stock, Converstion Price (in Dollars per share)	$ 0.08																						$ 0.02		$ 0.02	$ 0.03	$ 0.05	$ 0.08	$ 0.02										$ 0.03	$ 0.03									$ 0.08	$ 0.05	$ 0.155		$ 0.03	$ 0.05						$ 0.03					$ 0.10			$ 0.155
Preferred Stock, Shares Outstanding																																					2,242.686			823	2,209.686									97	750		147	720		800		310							930
Preferred Stock, Convertible, Total Number of Common Shares Would Be Issued Upon Conversion																																									39,774,348													1,500,000				6,200,000
Debt Covenants Maximum Indebtedness Amount (in Dollars)																																																				5,000,000			5,000,000
Securities Purchase Agreement Maximum Number Of Shares Issued																																																				1,245			1,245							1,150		1,150
																																																			350			75	750								167	150
Preferred Stock, Shares Issued																														50																					750		147	720											930
Securities Purchase Agreement, Maximum Multiplication Number											1.67																																																							3.34	1.67
Common Stock, Shares, Issued				26,924,643	26,924,643		16,040,581		16,040,581																																									260
Convertible Notes Payable (in Dollars)										200,000																																																							200,000
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)				500,000	500,000									750,000
Debt Instrument, Collateral Fee (in Dollars)																														$ 50,000